Investments And Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 3,209
Unrealized Gain (Loss) on Securities		3,209
Net Change In Unrealized Gain Loss	$ 3,209	$ 5,189